PIMCO Variable Insurance Trust

Supplement dated November 1, 2018 to the Administrative Class Prospectus,

Institutional Class Prospectus and Advisor Class and Class M Prospectus, each dated April 30, 2018,

as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Jeremie Banet. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Jeremie Banet. Mr. Worah is CIO Real Return and Asset Allocation and Managing Director of PIMCO, and he has managed the Portfolio since December 2007. Mr. Johnson is a Managing Director of PIMCO. Messrs. Sharenow and Banet are Executive Vice Presidents of PIMCO. Messrs. Johnson and Banet have each managed the Portfolio since January 2015, and Mr. Sharenow has managed the Portfolio since November 2018.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy PIMCO Real Return	Jeremie Banet	1/15 1/15

Executive Vice President, PIMCO. Mr. Banet first joined PIMCO in 2011 and rejoined the firm in 2014. He is a portfolio manager on the real return team. Prior to joining PIMCO, he worked on U.S. inflation trading at Nomura. Previously he was with BNP Paribas, most recently as head of U.S. inflation trading. Mr. Banet holds a Masters in Applied Economics.

PIMCO CommodityRealReturn® Strategy	Nicholas J. Johnson	1/15

Managing Director, PIMCO. He joined PIMCO in 2004 and previously managed the portfolio analyst group. Prior to joining PIMCO, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation.

PIMCO CommodityRealReturn® Strategy	Greg E. Sharenow	11/18

Executive Vice President, PIMCO. Mr. Sharenow joined PIMCO in 2011 and is a portfolio manager focusing on real assets. Prior to joining PIMCO, he was an energy trader at Hess Energy Trading, Goldman Sachs and DE Shaw. He was also previously senior energy economist at Goldman Sachs. He has investment and financial services experience since 2000 and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience

PIMCO CommodityRealReturn® Strategy PIMCO Global Multi-Asset Managed Allocation PIMCO Balanced Allocation PIMCO Real Return PIMCO Total Return	Mihir Worah	12/07 1/14 1/14 12/07 9/14

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has investment experience since 2003 and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_110118

PIMCO Variable Insurance Trust

Supplement Dated November 1, 2018 to the PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class Prospectus, PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class Prospectus, PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class and Class M Prospectus, each dated April 30, 2018, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Jeremie Banet. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Jeremie Banet. Mr. Worah is CIO Real Return and Asset Allocation and Managing Director of PIMCO, and he has managed the Portfolio since December 2007. Mr. Johnson is a Managing Director of PIMCO. Messrs. Sharenow and Banet are Executive Vice Presidents of PIMCO. Messrs. Johnson and Banet have each managed the Portfolio since January 2015, and Mr. Sharenow has managed the Portfolio since November 2018.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy PIMCO Real Return	Jeremie Banet	1/15 1/15

Executive Vice President, PIMCO. Mr. Banet first joined PIMCO in 2011 and rejoined the firm in 2014. He is a portfolio manager on the real return team. Prior to joining PIMCO, he worked on U.S. inflation trading at Nomura. Previously he was with BNP Paribas, most recently as head of U.S. inflation trading. Mr. Banet holds a Masters in Applied Economics.

PIMCO CommodityRealReturn® Strategy	Nicholas J. Johnson	1/15

Managing Director, PIMCO. He joined PIMCO in 2004 and previously managed the portfolio analyst group. Prior to joining PIMCO, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation.

PIMCO CommodityRealReturn® Strategy	Greg E. Sharenow	11/18

Executive Vice President, PIMCO. Mr. Sharenow joined PIMCO in 2011 and is a portfolio manager focusing on real assets. Prior to joining PIMCO, he was an energy trader at Hess Energy Trading, Goldman Sachs and DE Shaw. He was also previously senior energy economist at Goldman Sachs. He has investment and financial services experience since 2000 and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience

PIMCO CommodityRealReturn® Strategy PIMCO Global Multi-Asset Managed Allocation PIMCO Balanced Allocation PIMCO Real Return PIMCO Total Return	Mihir Worah	12/07 1/14 1/14 12/07 9/14

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has investment experience since 2003 and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_110118

PIMCO Variable Insurance Trust

Supplement Dated November 1, 2018 to the Statement of Additional Information

Dated April 30, 2018, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Jeremie Banet.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $millions)
Mr. Sharenow[25]
Registered Investment Companies	2	$3,844.11	0	$0.00
Other Pooled Investment Vehicles	2	$173.28	0	$0.00
Other Accounts	8	$1,436.39	0	$0.00

[25]	Effective November 1, 2018, Mr. Sharenow co-manages the PIMCO CommodityRealReturn® Strategy Portfolio ($376,439,463.83).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective November 1, 2018, the PIMCO CommodityRealReturn® Strategy Portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Jeremie Banet. Information pertaining to accounts managed by Mr. Sharenow is as of September 30, 2018.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Sharenow[2]	PIMCO CommodityRealReturn® Strategy	None

[2]	Effective November 1, 2018, Mr. Sharenow co-manages the PIMCO CommodityRealReturn® Strategy Portfolio. Information for Mr. Sharenow is as of September 30, 2018.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_110118